Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss	$ 7,124	$ 5,313
Deferred revenue	116,000	205,605
Unbilled cost	348,601	355,461
Unbilled interest expenses	36,912	34,592
Software amortization	254,353	267,039
Allowance for doubtful accounts	38,673	8,308
Inventories obsolescence	2,739	7,043
Unrealized losses on trading securities	1,723	1,809
Accrued Bonus	42,144	62,441
Other	16,097	31,819
Total deferred tax assets	864,366	979,430
Deferred tax liabilities
Unbilled revenue	(2,226,177)	(2,149,169)
Unbilled interest income	(73,342)	(69,149)
Deferred government subsidiary income	(40,773)	(42,806)
Unrealized gain on short-term investment	(11,868)	(2,796)
Other	(5,766)	(4,462)
Total deferred tax liabilities	(2,357,926)	(2,268,382)
Valuation allowance	(21,622)	(11,469)
Net deferred tax liabilities	$ (1,515,182)	$ (1,300,421)